UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10537

            OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC (CLOSED-END)
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
STATEMENT OF INVESTMENTS  JUNE 30, 2006                              (unaudited)

                                                            % OF                                   % OF
                                                      INVESTMENT                          FAIR      NET                 ACQUISITION
                                                       FUND HELD           COST          VALUE   ASSETS   LIQUIDITY 1        DATE 2
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
INVESTMENTS IN INVESTMENT FUNDS
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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                              0.6%  $  2,000,000   $  2,036,801      3.9%  Quarterly           05/06
HDH Special Situations Fund                                  0.1      1,000,000      1,012,447      1.9   Monthly             01/06
Quorum Fund Ltd.                                             0.2        500,000        642,605      1.1   Monthly             01/06
                                                                   ------------------------------------
TOTAL EMERGING MARKETS                                                3,500,000      3,691,853      6.9

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
The 32 Capital Fund Ltd. (Class A) - Barclays
  Global Investors                                           0.2      2,000,000      2,184,636      4.2   Monthly             08/05
GSA Capital GMN Fund Limited                                 0.3      2,000,000      2,141,955      4.1   Quarterly           02/06
ACI Leveraged Global Market Neutral Fund Ltd.                0.8      1,960,000      1,994,026      3.9   Monthly             06/06
AQR Global Stock Selection Institutional Fund, L.P.          1.5         20,366        756,502      1.4   Quarterly     01/02-07/03
                                                                   ------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                           5,980,366      7,077,119     13.6

-----------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Bear Stearns High-Grade Structured Credit
  Strategies, L.P.                                           0.8      3,100,000      3,609,201      6.9   Annually      12/04-04/05
Third Point Partners Qualified, L.P.                         1.3      2,000,000      2,701,253      5.2   Quarterly           01/05
Avenue Asia International, Ltd.                              0.4      2,500,000      2,598,853      5.0   Annually            11/05
Perry Partners, L.P.                                         0.1      2,000,000      2,316,411      4.4   Quarterly           01/05
SOLUS LLC                                                    1.2        938,764      1,031,540      2.0   Quarterly           01/06
SRS Strategic Opportunities, L.P.                            4.1         33,879         29,020      0.1   Quarterly           01/06
                                                                   ------------------------------------
TOTAL EVENT DRIVEN                                                   10,572,643     12,286,278     23.6

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                         0.8      1,525,000      2,783,000      5.3   Quarterly     04/03-08/03
Sorin Offshore Fund Ltd.                                     0.8      2,000,000      2,121,693      4.1   Quarterly           02/06
Julius Baer Diversified Income Hedge Fund                    2.4      1,500,000      1,930,027      3.7   Quarterly     02/05-03/05
                                                                   ------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                          5,025,000      6,834,720     13.1

-----------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Kinetics Partners, L.P.                                      1.2      1,750,000      2,865,559      5.5   Quarterly     01/05-05/06
Delta Fund Europe Ltd.                                       0.2      1,500,000      1,717,853      3.3   Quarterly           01/06
Cantillon U.S. Ltd.                                          0.2      1,500,000      1,510,050      2.9   Quarterly           09/04
FrontPoint Offshore Japan Fund Ltd.                          0.2      1,000,000        954,953      1.8   Quarterly           02/06
                                                                   ------------------------------------
TOTAL LONG/SHORT EQUITY                                               5,750,000      7,048,415     13.5

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                            0.3      1,882,474      1,877,463      3.6   Monthly             06/06

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MULTI-STRATEGY
D.E. Shaw Composite International Fund                       0.1      2,750,000      2,895,235      5.5   Quarterly           01/06
Canyon Value Realization Fund, L.P.                          0.2             --      1,502,141      2.9   Annually      01/02-04/03
Highbridge Asia Opportunities Fund Ltd.                      0.1      1,000,000      1,029,520      2.0   Quarterly           02/06
                                                                   ------------------------------------
TOTAL MULTI-STRATEGY                                                  3,750,000      5,426,896     10.4
                                                                   ------------------------------------

Total Investments in Investment Funds                                36,460,483     44,242,744     84.7

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
BlackRock Liquidity Funds -
Institutional - TempCash (553,238 shares)                               553,238        553,238      1.1
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
  SHORT-TERM INVESTMENTS                                           $ 37,013,721     44,795,982     85.8
                                                                   ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                                7,406,636     14.2
                                                                                  ---------------------
NET ASSETS                                                                        $ 52,202,618    100.0%
                                                                                  =====================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2006 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2006, the Fund had approximately 8.62% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2006.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Market Neutral Fund, LLC (Closed-End)


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006